NOTE 5: INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2013
Income Tax Disclosure [Abstract]
Reconciliation of Income Taxes with Reported Taxes
	August 31, 2013	August 31, 2012
Net loss before income taxes	$56,401	$1,652

Income tax recovery at statutory rates of 35%	19,740	578
Unrecognized benefits of non-capital losses	(19,740)	(578)
Total income tax recovery	$-	$-

Significant Components of the Deferred Tax Asset
	August 31, 2013	August 31, 2012
Deferred tax assets:
Net operating loss carryforwards	$163,700	$144,000
Valuation allowance	(163,700)	(144,000)
Net deferred tax asset	$-	$-